Convertible Loans	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Loans

NOTE 6 – CONVERTIBLE LOANS

A.	In December 2019, the Company entered into a series of Convertible Loan Agreements (each a “CLA”) with third parties and certain existing shareholders (the “Lenders”), pursuant to which the Lenders agreed to provide the Company loans in the aggregate amount of $379,000 and in exchange the Company issued to the Lenders (i) convertible promissory notes (the “Notes”) and (ii) warrants with an exercise price of $8.40. In January and March 2020, the Company entered into two additional CLA agreements for an aggregate amount of $135,000, consisting of the same terms.

According to the terms of the CLA, the Notes bear interest at a rate of 5% per annum and the loan amount represented by the Notes is to be repaid to the Lenders according to the following schedule: (i) the principal amount represented by the Notes to be repaid in twenty four equal monthly installments, commencing on the twenty fifth month following the closing of each CLA, and (ii) the interest accrued on the loan amount to be paid in two bi-annual installments, commencing on the first anniversary of the first payment of the principal amount.

In addition, according to the terms of the CLA, the outstanding loan amount matures on the earlier of (i) the third anniversary of each CLA or (ii) a deemed liquidation event (as defined therein), and the Lenders may convert all or any portion of the Notes at any time prior to the one-year anniversary of each issuance into shares of the Company’s Common Stock at a conversion price of $8.40 per share.

In accordance with ASC 815-15-25, the conversion feature was considered embedded derivative instruments, and is to be recorded at their fair value as its fair value can be separated from the convertible loan and its conversion is independent of the underlying note value. The Company recorded finance expenses in respect of the convertible component in the convertible loan in the excess amount of the convertible component fair value over the face loan amount. The conversion liability is then marked to market each reporting period with the resulting gains or losses shown in the statements of operations.

As a result of the above issuances, the Company recorded in the periods ended March 31, 2020 and December 31, 2019, a total amount of $34,696 and $97,406, respectively, in respect of the detachable warrants, as a credit to stockholders’ equity (additional paid in capital). The fair value of the Warrants was determined using the Black-Scholes pricing model, assuming a risk free rate of 1.6%, a volatility factor of 54.00%, dividend yields of 0% and an expected life of 3 years.

On June 24, 2020, the Company entered into a Securities Purchase Agreement (the “SPA”) with the Lenders in connection with the sale and issuance of 69,332 units (“Units”), at a purchase price of $7.63 per Unit. Each Unit consists of: (i) one share of Common Stock and (ii) one warrant to purchase one share of Common Stock with an exercise price of $8.4 (the “Warrant”). In connection with the SPA, the Company issued to the Lenders an aggregate of 67,369 shares of Common Stock and Warrants to purchase an aggregate of 67,369 shares of Common Stock. The shares of Common Stock were issued on July 2, 2020.

Simultaneous with and conditioned upon the execution of the SPA, the Company and each of the Lenders agreed to effectively cancel the CLA and the equity securities issued thereunder. In connection therewith, each of the Lenders voluntarily waived any right to receive interest that accrued thereupon pursuant to the CLA.

The Company evaluated the transaction as an exchange of instruments and as a result of the above conversion, recorded a compensation expenses in a total amount of $57,793, as of the exchange date, and as a credit to stockholders’ equity (additional paid in capital). The fair value of the additional shares granted in the conversion was calculated based on the Company’s share price as of the date of the conversion. The fair value of the additional warrants granted in the conversion was determined using the Black-Scholes pricing model, assuming a risk-free rate of 0.21%, a volatility factor of 51.96%, dividend yields of 0% and an expected life of 2.45-2.71 years.

During the years ended December 31, 2020 and 2019, the Company recorded net interest and amortization expenses in the amount of $199,709 and $4,323, respectively, in respect of the discounts recorded on the CLAs.

B.	On September 21, 2020, the Company entered into a series of additional convertible loan agreements (each a “2020 CLA”) with certain lenders (the “2020 Lenders”) to sell convertible promissory notes with an aggregate principal amount of $125,000 (each a “2020 Note”). The outstanding loan amount under the 2020 CLA will mature on the earlier of (i) the third anniversary of each 2020 CLA or (ii) a deemed liquidation event (as defined therein), and the 2020 Lenders may convert all or any portion of the 2020 Notes into shares of Common Stock at any time prior to a mandatory conversion event (as defined therein) at a conversion price of $7.63 per share. The 2020 Notes will bear interest at a rate of 5% per annum. The loan amount represented by the 2020 Notes will be repaid to the 2020 Lenders according to the following schedule: (i) the principal amount represented by the 2020 Notes will be repaid in four bi-annual installments, commencing on the first anniversary following the closing of each 2020 CLA, and (ii) the interest accrued on the loan amount will be paid in two bi-annual installments, commencing on the first anniversary of the first payment of that principal amount.

During October 2020, the Company entered into a series of additional 2020 CLAs with additional 2020 Lenders to sell additional 2020 Notes with an aggregate principal amount of $100,000.

During January 2021, the Company entered into a series of additional 2020 CLAs with additional 2020 Lenders to sell additional 2020 Notes with an aggregate principal amount of $274,000.

As part of the 2020 CLA, the Company entered into a registration rights agreement with each of the 2020 Lenders, whereby each 2020 Lender received piggyback registration rights for the shares issuable upon conversion of the 2020 Notes to shares of Common Stock.

The loans are convertible into common Stock upon (i) a completion of underwritten public offering (“Mandatory Conversion”) convert the outstanding loan amount at a share price as shall be determined in the offering, or (ii) at the lender’s discretion (“Optional Conversion”) convert the outstanding loan amount at a share price per share of $7.63.

In accordance with ASC 815-15-25, the conversion feature was considered embedded derivative instruments, and is to be recorded at their fair value as its fair value can be separated from the convertible loan and its conversion is independent of the underlying note value. The Company recorded finance expenses in respect of the convertible component in the convertible loan in the excess amount of the convertible component fair value over the face loan amount. The conversion liability is then marked to market each reporting period with the resulting gains or losses shown in the statements of operations.

The fair value of the convertible component was estimated by third party appraiser as weighted average of the two possible scenarios of the total loan amount conversion: as of September 21, 2020 and October 23, 2020, 70% probability for the Mandatory Conversion and 30% probability for the Optional Conversion and as of December 31, 2020, 75% probability for the Mandatory Conversion and 25% probability for the Optional Conversion.

The Mandatory Conversion (scenario 1) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

	September 21, 2020	October 23, 2020	December 31, 2020
Dividend yield	0	0	0
Risk-free interest rate	0.19%	0.11%	0.09%
Expected term (years)	0.775	0.685	0.417
Volatility	51.96%	51.96%	48.06%
Share price	6.72	5.88	8.61
Exercise price	7.63	7.63	7.63
Fair value	15,208	6,457	47,499

The Optional Conversion (scenario 2) was estimated by the appraiser using binomial option pricing model and simulating and waiver of the lender as an exercise price, to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of the issuance dates and as of balance sheet date:

	September 21, 2020	October 23, 2020	December 31, 2020
Dividend yield	0	0	0
Risk-free interest rate	0.12-0.16%	0.12-0.2%	0.10-0.14%
Volatility	51.96%	51.96%	48.06%
Share price	6.72	5.88	8.61
Fair value	26,824	15,167	77,381

The fair value of the convertible component was estimated by the third-party appraiser after giving effect to the weighted average of the two possible scenarios as of issuance dates was $27,762 and as of December 31, 2020 was $54,970.

The fair value allocated to the convertible loan was estimated by third party appraiser as the residual value of the proceeds net of the convertible component and was estimated at a value of $203,179 as of December 31, 2020 of which $56,250 is presented under current liabilities and $146,929 is presented under long term liabilities.